Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of accounts receivable, net
Accounts receivable	$ 262,015	$ 263,661
Less: reserve for future chargebacks	(55,468)	(42,533)
Total accounts receivable, net	$ 206,547	$ 221,128